Document and Entity Information (USD $)	6 Months Ended
	Jun. 30, 2013	Aug. 09, 2013	Jun. 28, 2013
Document and Entity Information:
Entity Registrant Name	Real Estate Contacts, Inc.
Document Type	10-Q
Document Period End Date	Jun 30, 2013
Amendment Flag	false
Entity Central Index Key	0001520528
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		534,953,118
Entity Public Float			$ 1,111,057
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2

Balance Sheet (USD $)	Jun. 30, 2013	Dec. 31, 2012
Assets, Current
Cash and Cash Equivalents, at Carrying Value	$ 123,652	$ 25,418
Assets, Current	123,652	25,418
Website development costs, net of accumulated amortization of $3,333 and $1,583, respectively	28,673	7,167
Assets	152,325	32,585
Liabilities, Current
Accounts payable	16,167	18,147
Accrued expenses	82,932	73,247
Convertible notes payable - shareholder	91,417	27,336
Notes payable - shareholder	9,000	7,500
Deferred Revenue	2,068	1,771
Due to shareholder	148,326	188,796
Derivative Instruments and Hedges, Liabilities	634,219	234,599
Liabilities, Current	984,129	551,396
Liabilities	984,129	551,396
Common stock, $0.00001 par value, 2,900,000,000 shares authorized; 490,508,674 and 190,681,078 shares issued and outstanding, respectively	4,905	1,907
Additional Paid in Capital	5,997,594	2,595,493
Accumulated Deficit	(6,834,303)	(3,116,211)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	(831,804)	(518,811)
Total liabilities and stockholders' deficit	$ 152,325	$ 32,585

Statement of Financial Position - Parenthetical (USD $)	Jun. 30, 2013	Dec. 31, 2012
Balance Sheets - Parenthetical
Common Stock, Par Value	$ 0.00001	$ 0.00001
Common Stock, Shares Authorized	2,900,000,000	900,000,000
Common Stock, Shares Issued	490,508,674	190,681,078
Common Stock, Shares Outstanding	490,508,674	190,681,078
Series A Preferred Stock, Par Value	$ 0.0001	$ 0.0001
Series A Preferred Stock, Shares Authorized	10,000,000	10,000,000
Series A Preferred Stock, Shares Issued	0	0
Series A Preferred Stock, Shares Outstanding	0	0

Statement of Income (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Revenues
Sales Revenue, Services, Net	$ 891	$ 1,200	$ 2,640	$ 2,217
Revenues	891	1,200	2,640	2,217
Operating Expenses
Selling Expense	3,809	414	9,537	1,058
Compensation	1,170	16,170	21,739	41,659
Professional	4,375	13,240	12,595	14,390
Rents and overhead	300	300	600	600
General and Administrative Expense	2,775	12,857	6,226	14,534
Stock-based compensation	2,968,000		3,091,500	298,250
Amortization of intangible assets	1,543	250	2,293	500
Operating Expenses	2,981,972	43,231	3,144,490	370,991
Operating Income (Loss)	(2,981,081)	(42,031)	(3,141,850)	(368,774)
Investment Income, Nonoperating
Financing Costs	(136,027)		(219,081)
Change in Derivatives	(209,123)		(238,072)
Nonoperating Income (Expense)	(345,150)		(457,153)
Interest and Debt Expense
Interest Income (Expense)	(2,748)	(2,048)	(2,942)	(3,070)
Gains (Losses) on Extinguishment of Debt	(37,500)	(495,250)	(116,147)	(606,250)
Interest and Debt Expense	(40,248)	(497,298)	(119,089)	(609,320)
Income (Loss) from Continuing Operations before Income Taxes	(3,366,479)	(539,329)	(3,718,092)	(978,094)
Net Income (Loss)	$ (3,366,479)	$ (539,329)	$ (3,718,092)	$ (978,094)
Earnings Per Share
Loss Per Share, Basic and Dilutive	$ (0.01)	$ 0	$ (0.01)	$ (0.02)
Weighted Average Number of Share Outstanding, Basic and Dilutive	406,534,578	185,567,087	307,992,711	54,368,219

Statement of Cash Flows (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Statement of Cash Flows
Net Income (Loss)	$ (3,718,092)	$ (978,094)
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities
Stock-based compensation	3,091,500	298,250
Depreciation, Depletion and Amortization	2,293	500
Extinguishment of Debt, Amount	294,599	606,250
Amortization of Debt Discounts	72,078
In kind contribution of rent	600	600
Increase (Decrease) in Operating Liabilities
Accounts Payable	(1,980)	1,670
Accrued Liabilities	9,685	13,245
Deferred Revenue	297	1,734
Shareholder advances	(40,470)	12,561
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	3,637,725	934,810
Net Cash Provided by (Used in) Operating Activities	(80,367)	(43,284)
Net Cash Provided by (Used in) Investing Activities
Purchase of Fixed Assets	23,799
Net Cash Provided by (Used in) Investing Activities	(23,799)
Net Cash Provided by (Used in) Financing Activities
Proceeds from Notes Payable - Convertible	182,500
Proceeds from (Repayments of) Notes Payable-Shareholder	1,500	14,500
Proceeds from Issuance or Sale of Equity	18,400	28,250
Net Cash Provided by (Used in) Financing Activities	202,400	42,750
Cash and Cash Equivalents, Period Increase (Decrease)	98,234	(534)
Cash and Cash Equivalents, at Carrying Value	25,418	1,151
Settlement of Notes in Exchange for Common Stock	97,500	19,000
Cash and Cash Equivalents, at Carrying Value	123,652	617
Settlement of Notes in Exchange for Common Stock	$ 97,500	$ 19,000

Background Information	6 Months Ended
Jun. 30, 2013
Notes
Background Information

1.                   Background Information

Real Estate Contacts, Inc. ("The Company") was formed on March 10, 2005 as a Florida Corporation and is based in New Castle, Pennsylvania.  The Company engages in the ownership and operation of two real estate advertising websites that offers real estate professionals the opportunity to reach consumers interested in buying or selling their property.  The Company’s online search website and online video website provides and enables consumers to view real estate listings in their respective geographic areas.

Along with our current real estate search portal and our new real estate video listings website, our company’s products will be featured in most markets and cities throughout the United States.  Our new video website channel will consist of real estate listings in a live video or video tour program. Real Estate Contacts, Inc. provides a service that enables real estate professionals to capture, cultivate, and convert leads which cater to prospective home buyers and sellers from our Real Estate Search engine website: www.realestatecontacts.com  and our Real Estate Video Website Channel: www.realestatevideochannels.com

We enable real estate professionals to better promote themselves and their listings and connect with transaction-ready consumers through our online websites and marketing products. Our current real estate search website and our new real estate video website product enable real estate professionals to increase their visibility and promote their listings.

The Company’s business is conducted solely within the Internet and the Online Video arena.

Basis of Presentation

The accompanying unaudited financial statements have been prepared in accordance with accounting principles generally accepted in the United States for interim information and with the instructions to Form 10-Q and Regulation S-K.  Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States for complete financial statements.

In the opinion of management, all adjustments consisting of a normal and recurring nature considered necessary for a fair presentation have been included.  Operating results for the six month periods ended June 30, 2013 may not necessarily be indicative of the results that may be expected for the year ending December 31, 2013.

For further information, refer to Real Estate Contacts, Inc.’s (the “Company”) audited financial statements and footnotes thereto included in the year ended December 31, 2012 Form 10K filed with the Securities and Exchange Commission.

2. Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2013
Notes
2. Summary of Significant Accounting Policies

2.                   Summary of Significant Accounting Policies

Use of Estimates

In preparing financial statements in conformity with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reported period.  Actual results could differ from those estimates.  Our most significant estimates are for potential credit card chargeback's and refunds based on our historical chargeback and refund experience.  We evaluate our estimates on an ongoing basis.  Actual results may differ from these estimates under different assumptions or conditions. Sales are reduced by the amount of these estimates.

Financial Instruments

The Company’s balance sheets include the following financial instruments: cash, accrued expenses, deferred revenues, convertible note payable – shareholder and payables to a shareholder.  The carrying amounts of current assets and current liabilities approximate their fair value because of the relatively short period of time between the origination of these instruments and their expected realization.  The carrying values of the payable to shareholder  approximates fair value based on borrowing rates currently available to the Company for instruments with similar terms and remaining maturities.

Cash and Cash Equivalents

The majority of cash is maintained with a major financial institution in the United States.  As of June 30, 2013 and December 31, 2012, deposits with this bank did not exceed the amount of insurance provided on such deposits.  The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.

Accounts Receivable

The Company currently does not issue credit on services provided, therefore there are no accounts receivable.  No allowance for doubtful accounts is considered necessary to be established for amounts that may not be recoverable, since there has been no credit issued.

Property and Equipment

In accordance with FASB ASC No. 350, Intangibles, Goodwill and Other, the Company requires that intangible assets with a finite life be amortized over their life and requires that goodwill and intangible assets be reviewed for impairment annually or more frequently if impairment indicators arise.

Deferred Revenue

Deferred revenues are derived from the unearned portion of advertising subscriptions.  Advertising revenue is generated primarily from annual subscription transactions.  Revenue is earned ratably over the expired portion of the subscription term.  The unearned portion is deferred until earned through the passage of time based on the subscription term.

Revenue Recognition

The Company recognizes revenue on arrangements in accordance with FASB ASC No. 605, Revenue Recognition. In all cases, revenue is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, the service is performed and collectability is reasonably assured.

Consideration for future advertising services are made by customers in advance of those services being provided.  Advertising revenue is recognized ratably over the period that the services are subscribed, generally a one year period.  The unearned portion of the advertising revenue is deferred until future periods in which the subscription is earned.

The Company has not issued guarantees or other warrantees on the advertising subscription success or results.  The Company has not experienced any refund requests or committed to any adjustments for terminated subscriptions.  The Company does not believe that there is any required liability.

Stock Based Compensation

In December 2004, the FASB issued FASB ASC No. 718, Compensation – Stock Compensation (“ASC 718”). Under ASC 718, companies are required to measure the compensation costs of share-based compensation arrangements based on the grant-date fair value and recognize the costs in the financial statements over the period during which employees are required to provide services.  Share-based compensation arrangements include stock options, restricted share plans, performance-based awards, share appreciation rights and employee share purchase plans.  As such, compensation cost is measured on the date of grant at their fair value. Such compensation amounts, if any, are amortized over the respective vesting periods of the option grant.  The Company applies this statement prospectively.

Equity instruments (“instruments”) issued to other than employees are recorded on the basis of the fair value of the instruments, as required by FASB ASC 718. FASB ASC No. 505, Equity Based Payments to Non-Employees (“ASC 505”) defines the measurement date and recognition period for such instruments. In general, the measurement date is (a) when a performance commitment, as defined, is reached or (b) when the earlier of (i) the non-employee performance is complete or (ii) the instruments are vested.  The measured value related to the instruments is recognized over a period based on the facts and circumstances of each particular grant as defined in the ASC 505.

Advertising

The costs of advertising are expensed as incurred.   Advertising expense was $3,555, $75, $4015 and $145 for the three and six months ended June 30, 2013 and 2012, respectively.

Income Taxes

The Company accounts for income taxes under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 740, Income Taxes (“ASC 740”). Under ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under ASC 740, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Earnings Per Share

Basic income per common share is computed based upon the weighted average common shares outstanding as defined by FASB ASC No. 260, Earnings Per Share.

Diluted income per share includes the dilutive effects of stock options, warrants, and stock equivalents.  To the extent stock options, stock equivalents and warrants are anti-dilutive; they are excluded from the calculation of diluted income per share. As of June 30, 2013 there were approximately 126,000,000 share equivalents, resulting from the issuance of convertible notes.

Recently Issued Accounting Pronouncements

Except for rules and interpretive releases of the SEC under authority of federal securities laws and a limited number of grandfathered standards, the FASB Accounting Standards Codification (“ASC”) is the sole source of authoritative GAAP literature recognized by the FASB and applicable to the Company.  Management has reviewed the aforementioned rules and releases and believes any effect will not have a material impact on the Company's present or future financial statements.

3. Going Concern	6 Months Ended
Jun. 30, 2013
Notes
3. Going Concern

3.             Going Concern

The accompanying unaudited financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern.

The Company has a history of losses and has incurred net losses for the three and six month periods ending June 30, 2013, additionally, the Company has an accumulated deficit, negative net worth and negative operating cash flows for the six months ended June 30, 2013.  These conditions raise substantial doubt about the Company’s ability to continue as a going concern.  The Company depends upon capital to be derived from future financing activities such as subsequent offerings of its common stock or debt financing in order to operate and grow the business.  There can be no assurance that the Company will be successful in raising such capital.  The key factors that are not within the Company's control and that may have a direct bearing on operating results include, but are not limited to, acceptance of the Company's business plan, the ability to raise capital in the future, the ability to expand its customer base, and the ability to hire key employees to build and maintain websites and to provide services and support to its customers and users.  There may be other risks and circumstances that management may be unable to predict.

The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability of the Company to continue as a going concern.

4. Related Party Transactions Disclosure	6 Months Ended
Jun. 30, 2013
Notes
4. Related Party Transactions Disclosure

4.                   Related Party Transactions

On March 4, 2013, we entered into an employment agreement with Robert DeAngelis, our Chief Executive Officer.  The employment agreement is for a period of three years and can be cancelled upon written notice by either employee or employer (if certain employee acts of misconduct are committed).  The total minimum aggregate annual amount due under the employment agreement is approximately $60,000 plus bonuses.

The majority shareholder has advanced funds or deferred contractual salaries since inception, for the purpose of financing working capital and product development.  Advances and deferrals amounted to $148,326 and $188,796 as of June 30, 2013 and December 31, 2012, respectively.  There are no repayment terms to these advances and deferrals.  In the absence of a formal agreement or stated interest rate, the Company is accruing interest at a minimal variable rate, currently 2%. Management will periodically adjust this rate following guidelines of applicable federal rates.

The controlling shareholder has pledged his support to fund continuing operations; however there is no written commitment to this effect.  The Company is dependent upon the continued support of this shareholder.

The Company has minimal needs for facilities and operates from office space provided by the majority shareholder.  There are no lease terms.  Rent has been calculated based on the limited needs at a fair market value of the space provided.  Rent expense was $300,  $300, $600, and $600 for the three and six month periods ended June 30, 2013 and 2012, respectively.

The amounts and terms of the above transactions may not necessarily be indicative of the amounts and terms that would have been incurred had comparable transactions been entered into with independent third parties.

5. Notes Payable	6 Months Ended
Jun. 30, 2013
Notes
5. Notes Payable

5.                   Notes Payable

 The notes outstanding are summarized by their terms below:

Schedule of Debt

	June 30, 2013	December 31, 2012
Notes payable, issued to individuals, various origination dates, all maturing within one year, at interest rate of 10%	$ 9,000	$ 22,500
Convertible promissory note, extended by mutual agreement, maturing within year, 10% interest, convertible into 15,000 shares of common stock	1,500	1,500
Convertible promissory notes, maturing 180 days from origination date, 8-10% interest, convertible at discount to trading price (a), (b)	200,000	-
Face value of notes	$ 210,500	$ 24,000
Debt discounts, attributable to beneficial conversion features of convertible debt, and deferred financing costs	110,083
	$ 100,417	$ 24,000

(a)      The Company evaluated the terms of the convertible notes, totaling $200,000, in accordance with ASC Topic No. 815 - 40, Derivatives and Hedging - Contracts in Entity’s Own Stock and determined that the underlying common stock is indexed to the Company’s common stock. The Company determined that the conversion features meet the definition of a liability and therefore bifurcated the conversion feature and accounted for it as a separate derivative liability. The Company evaluated the conversion feature for a beneficial conversion feature. The effective conversion price was compared to the market price on the date of the note and was deemed to be less than the market value of underlying common stock at the inception of the note. Therefore, the Company recognized a debt discounts on the notes in the amount of $200,000 at the origination date. The debt discount was recorded as reduction (contra-liability) to the Convertible Notes Payable. The debt discount is being amortized over the life of the notes.  The Company recognized financing costs in the amount of $219,081 on these unconverted notes.  Additionally, the notes called for an immediate withholding of proceeds as service charges, which has been treated as an original issue discount or deferred financing costs, a contra-liability charge, which is to be amortized as finance cost over the life of the loan.

(b)     In 2013, the Company issued a 10% unsecured convertible promissory note (the “Promissory Note”) for the principal sum of up to $250,000 and accrued interest on any advanced principal funds. The consideration is $225,000 with an original issue discount of $25,000. Upon issuance of the Promissory Note the lender immediately advanced the sum of $50,000 to the Company. The lender subsequently made two advances of $25,000, and may elect to pay additional consideration to the Company in such amounts and at such times as the Lender may choose in its sole discretion up to $150,000 and thereafter only with consent by the Company. The principal sum due the Lender shall be prorated based on the actual total consideration paid to the Company by the Lender such that the Company will only be required to repay the amount funded by the lender, nor shall any interest or other rights extend to any unfunded portion of the Promissory Note.

The Promissory Note matures one year from its issuance. The Promissory Note may be converted by the Lender into shares of common stock of the Company at the lesser of $.025 per share or sixty percent (60%) of the lowest trade price in the twenty five (25) trading days prior to the conversion of any outstanding funded principal or accrued interest under the Promissory Note.

A derivative liability, in the amount of $634,219 has been recorded, as of June 30, 2013, related to the above notes.  The derivative value was calculated using the Black-Scholes method.  Assumptions used in the derivative valuation were as follows:

Weighted Average:
Dividend rate	0.0%
Risk-free interest rate	.08%
Expected lives (years)	.167
Expected price volatility	448%
Forfeiture Rate	0.0%

6. Equity	6 Months Ended
Jun. 30, 2013
Notes
6. Equity

6.             Equity

During the six months ended June 30, 2013, the Company has issued 12,700,000 common shares for cash proceeds of $18,400.

The Company issued 13,500,000 shares of common stock in exchange for services of non-employees during the six months ending June 30, 2013.  These shares were valued at the fair market value of the stock at the date of grant, resulting in the recognition of $291,500 in compensation expense.

On April 26, 2013, the Company issued an additional 200,000,000 shares of common stock to the sole officer and director.  These shares were valued at the fair market value of the stock at the date of grant, resulting in the recognition of $2,800,000 in compensation expense.

Convertible notes, in the amount of $97,500 were converted into 73,627,596 common shares, in accordance with the terms of the note agreements.

During the three and six month periods ended June 30, 2013 and 2012 the Company recorded in-kind contributions for rent expense in the amount of $300, $300, $600  and $600, respectively.

Amendment to the Articles of Incorporation

On May 22, 2013, the Company amended its Articles of Incorporation. The total number of shares this corporation is authorized to issue is 3,000,000,000 (three billion), allocated as follows among these classes and series of stock:

Schedule of Stock by Class

Designation	Par value	Shares
Common	$0.00001	2,900,000,000
Preferred Stock Class, Series A	$0.0001	10,000,000
Preferred Stock Class, Series B	$0.001	90,000,000

No preferred shares have been issued and have not been defined for the preferences.

There are no warrants or options currently outstanding.

7. Commitments and Contingencies	6 Months Ended
Jun. 30, 2013
Notes
7. Commitments and Contingencies

7.                   Commitments and Contingencies

From time to time the Company may be a party to litigation matters involving claims against the Company.  We have received a claim by former legal representation that involves improperly naming that firm as the registered agent for state registration.  We are prepared to mediate any errors.  There has been no claim for fees or any other compensation or reparation and we are unaware of any monetary damages.  Management believes that any such claim is baseless and settlement, if any deemed reasonable or an obligation of the Company is determined, is considered immaterial.

Management believes that there are no other known or potential matters that would have a material effect on the Company’s financial position or results of operations.

8. Subsequent Events	6 Months Ended
Jun. 30, 2013
Notes
8. Subsequent Events

8.                   Subsequent Events

The Company follows the guidance in Sections 855-10-50 of the FASB Accounting Standards Codification for the disclosure of subsequent events.  The Company will evaluate subsequent events through the date when the financial statements were issued.  Pursuant to ASU 2010-09 of the FASB Accounting Standards Codification, the Company as an SEC filer considers its financial statements issued when they are widely distributed to users, such as through filing them on EDGAR.

2. Summary of Significant Accounting Policies: Use of Estimates (Policies)	6 Months Ended
Jun. 30, 2013
Policies
Use of Estimates

Use of Estimates

In preparing financial statements in conformity with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reported period.  Actual results could differ from those estimates.  Our most significant estimates are for potential credit card chargeback's and refunds based on our historical chargeback and refund experience.  We evaluate our estimates on an ongoing basis.  Actual results may differ from these estimates under different assumptions or conditions. Sales are reduced by the amount of these estimates.

2. Summary of Significant Accounting Policies: Financial Instruments (Policies)	6 Months Ended
Jun. 30, 2013
Policies
Financial Instruments

Financial Instruments

The Company’s balance sheets include the following financial instruments: cash, accrued expenses, deferred revenues, convertible note payable – shareholder and payables to a shareholder.  The carrying amounts of current assets and current liabilities approximate their fair value because of the relatively short period of time between the origination of these instruments and their expected realization.  The carrying values of the payable to shareholder  approximates fair value based on borrowing rates currently available to the Company for instruments with similar terms and remaining maturities.

2. Summary of Significant Accounting Policies: Cash and Cash Equivalents (Policies)	6 Months Ended
Jun. 30, 2013
Policies
Cash and Cash Equivalents

Cash and Cash Equivalents

The majority of cash is maintained with a major financial institution in the United States.  As of June 30, 2013 and December 31, 2012, deposits with this bank did not exceed the amount of insurance provided on such deposits.  The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.

2. Summary of Significant Accounting Policies: Accounts Receivable (Policies)	6 Months Ended
Jun. 30, 2013
Policies
Accounts Receivable

Accounts Receivable

The Company currently does not issue credit on services provided, therefore there are no accounts receivable.  No allowance for doubtful accounts is considered necessary to be established for amounts that may not be recoverable, since there has been no credit issued.

2. Summary of Significant Accounting Policies: Property and Equipment (Policies)	6 Months Ended
Jun. 30, 2013
Policies
Property and Equipment

Property and Equipment

In accordance with FASB ASC No. 350, Intangibles, Goodwill and Other, the Company requires that intangible assets with a finite life be amortized over their life and requires that goodwill and intangible assets be reviewed for impairment annually or more frequently if impairment indicators arise.

2. Summary of Significant Accounting Policies: Deferred Revenue (Policies)	6 Months Ended
Jun. 30, 2013
Policies
Deferred Revenue

Deferred Revenue

Deferred revenues are derived from the unearned portion of advertising subscriptions.  Advertising revenue is generated primarily from annual subscription transactions.  Revenue is earned ratably over the expired portion of the subscription term.  The unearned portion is deferred until earned through the passage of time based on the subscription term.

2. Summary of Significant Accounting Policies: Revenue Recognition (Policies)	6 Months Ended
Jun. 30, 2013
Policies
Revenue Recognition

Revenue Recognition

The Company recognizes revenue on arrangements in accordance with FASB ASC No. 605, Revenue Recognition. In all cases, revenue is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, the service is performed and collectability is reasonably assured.

Consideration for future advertising services are made by customers in advance of those services being provided.  Advertising revenue is recognized ratably over the period that the services are subscribed, generally a one year period.  The unearned portion of the advertising revenue is deferred until future periods in which the subscription is earned.

The Company has not issued guarantees or other warrantees on the advertising subscription success or results.  The Company has not experienced any refund requests or committed to any adjustments for terminated subscriptions.  The Company does not believe that there is any required liability.

2. Summary of Significant Accounting Policies: Stock Based Compensation (Policies)	6 Months Ended
Jun. 30, 2013
Policies
Stock Based Compensation

Stock Based Compensation

In December 2004, the FASB issued FASB ASC No. 718, Compensation – Stock Compensation (“ASC 718”). Under ASC 718, companies are required to measure the compensation costs of share-based compensation arrangements based on the grant-date fair value and recognize the costs in the financial statements over the period during which employees are required to provide services.  Share-based compensation arrangements include stock options, restricted share plans, performance-based awards, share appreciation rights and employee share purchase plans.  As such, compensation cost is measured on the date of grant at their fair value. Such compensation amounts, if any, are amortized over the respective vesting periods of the option grant.  The Company applies this statement prospectively.

Equity instruments (“instruments”) issued to other than employees are recorded on the basis of the fair value of the instruments, as required by FASB ASC 718. FASB ASC No. 505, Equity Based Payments to Non-Employees (“ASC 505”) defines the measurement date and recognition period for such instruments. In general, the measurement date is (a) when a performance commitment, as defined, is reached or (b) when the earlier of (i) the non-employee performance is complete or (ii) the instruments are vested.  The measured value related to the instruments is recognized over a period based on the facts and circumstances of each particular grant as defined in the ASC 505.

2. Summary of Significant Accounting Policies: Advertising (Policies)	6 Months Ended
Jun. 30, 2013
Policies
Advertising	Advertising The costs of advertising are expensed as incurred. Advertising expense was $3,555, $75, $4015 and $145 for the three and six months ended June 30, 2013 and 2012, respectively.

2. Summary of Significant Accounting Policies: Income Taxes (Policies)	6 Months Ended
Jun. 30, 2013
Policies
Income Taxes

Income Taxes

The Company accounts for income taxes under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 740, Income Taxes (“ASC 740”). Under ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under ASC 740, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

2. Summary of Significant Accounting Policies: Earnings Per Share (Policies)	6 Months Ended
Jun. 30, 2013
Policies
Earnings Per Share

Earnings Per Share

Basic income per common share is computed based upon the weighted average common shares outstanding as defined by FASB ASC No. 260, Earnings Per Share.

Diluted income per share includes the dilutive effects of stock options, warrants, and stock equivalents.  To the extent stock options, stock equivalents and warrants are anti-dilutive; they are excluded from the calculation of diluted income per share. As of June 30, 2013 there were approximately 126,000,000 share equivalents, resulting from the issuance of convertible notes.

5. Notes Payable: Schedule of Debt (Tables)	6 Months Ended
Jun. 30, 2013
Tables/Schedules
Schedule of Debt

Schedule of Debt

	June 30, 2013	December 31, 2012
Notes payable, issued to individuals, various origination dates, all maturing within one year, at interest rate of 10%	$ 9,000	$ 22,500
Convertible promissory note, extended by mutual agreement, maturing within year, 10% interest, convertible into 15,000 shares of common stock	1,500	1,500
Convertible promissory notes, maturing 180 days from origination date, 8-10% interest, convertible at discount to trading price (a), (b)	200,000	-
Face value of notes	$ 210,500	$ 24,000
Debt discounts, attributable to beneficial conversion features of convertible debt, and deferred financing costs	110,083
	$ 100,417	$ 24,000

(a)      The Company evaluated the terms of the convertible notes, totaling $200,000, in accordance with ASC Topic No. 815 - 40, Derivatives and Hedging - Contracts in Entity’s Own Stock and determined that the underlying common stock is indexed to the Company’s common stock. The Company determined that the conversion features meet the definition of a liability and therefore bifurcated the conversion feature and accounted for it as a separate derivative liability. The Company evaluated the conversion feature for a beneficial conversion feature. The effective conversion price was compared to the market price on the date of the note and was deemed to be less than the market value of underlying common stock at the inception of the note. Therefore, the Company recognized a debt discounts on the notes in the amount of $200,000 at the origination date. The debt discount was recorded as reduction (contra-liability) to the Convertible Notes Payable. The debt discount is being amortized over the life of the notes.  The Company recognized financing costs in the amount of $219,081 on these unconverted notes.  Additionally, the notes called for an immediate withholding of proceeds as service charges, which has been treated as an original issue discount or deferred financing costs, a contra-liability charge, which is to be amortized as finance cost over the life of the loan.

(b)     In 2013, the Company issued a 10% unsecured convertible promissory note (the “Promissory Note”) for the principal sum of up to $250,000 and accrued interest on any advanced principal funds. The consideration is $225,000 with an original issue discount of $25,000. Upon issuance of the Promissory Note the lender immediately advanced the sum of $50,000 to the Company. The lender subsequently made two advances of $25,000, and may elect to pay additional consideration to the Company in such amounts and at such times as the Lender may choose in its sole discretion up to $150,000 and thereafter only with consent by the Company. The principal sum due the Lender shall be prorated based on the actual total consideration paid to the Company by the Lender such that the Company will only be required to repay the amount funded by the lender, nor shall any interest or other rights extend to any unfunded portion of the Promissory Note.

The Promissory Note matures one year from its issuance. The Promissory Note may be converted by the Lender into shares of common stock of the Company at the lesser of $.025 per share or sixty percent (60%) of the lowest trade price in the twenty five (25) trading days prior to the conversion of any outstanding funded principal or accrued interest under the Promissory Note.

6. Equity: Schedule of Stock by Class (Tables)	6 Months Ended
Jun. 30, 2013
Tables/Schedules
Schedule of Stock by Class	Schedule of Stock by Class
Designation	Par value	Shares
Common	$0.00001	2,900,000,000
Preferred Stock Class, Series A	$0.0001	10,000,000
Preferred Stock Class, Series B	$0.001	90,000,000

2. Summary of Significant Accounting Policies: Advertising (Details) (USD $)	6 Months Ended
Jun. 30, 2012
Details
Advertising Expense	$ 145

4. Related Party Transactions Disclosure (Details) (USD $)	0 Months Ended		3 Months Ended		6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Details
Proceeds from Related Party Debt	$ 148,326	$ 188,796
Costs and Expenses, Related Party			$ 300	$ 300	$ 600	$ 600

6. Equity (Details) (USD $)	0 Months Ended	6 Months Ended
	Apr. 26, 2013	Jun. 30, 2013	Jun. 30, 2012
Details
Stock Issued During Period, Shares, Issued for Cash		12,700,000
Stock Issued During Period, Value, Issued for Cash		$ 18,400
Stock Issued During Period, Shares, Issued for Services	200,000,000	13,500,000
Stock Issued During Period, Value, Issued for Services	2,800,000	291,500
Debt Conversion, Converted Instrument, Amount			$ 97,500
Debt Conversion, Converted Instrument, Shares Issued			73,627,596

6. Equity: Schedule of Stock by Class (Details)	Jun. 30, 2013	Dec. 31, 2012
Details
Common Stock, Shares Authorized	2,900,000,000	900,000,000